Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
 Income Taxes
Income (loss) from continuing operations before income taxes consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
United States	$(120,004)	$(166,725)	$(303,759)
Foreign	(19,717)	84,293	94,260
Total	$(139,721)	$(82,432)	$(209,499)

The income tax (benefit) provision consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current-United States	$184	$—	$—
Current-foreign	14,861	16,153	8,752
Current-state	(3,698)	63	517
Current income tax provision	11,347	16,216	9,269
Deferred-United States	(30,707)	(44,224)	(97,312)
Deferred-foreign	(708)	304	3,748
Deferred-state	1,347	22	814
Deferred income tax benefit	(30,068)	(43,898)	(92,750)
Total income tax benefit	$(18,721)	$(27,682)	$(83,481)

The components of and changes in the net deferred taxes were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward (Federal, State & Foreign)	$155,895	$160,272
Credit carryforwards	14,895	14,711
Accrued expenses	19,853	15,767
Unearned income	2,433	5,135
Intangibles	6,167	7,199
Stock-Based Compensation	5,952	7,272
Deferred tax assets	205,195	210,356
Deferred tax liabilities:
Fixed assets	(226,476)	(258,762)
Convertible Notes	(6,496)	(8,199)
Deferred expenses	(5,130)	(5,202)
Other	(2,688)	(6,079)
Deferred tax liabilities	(240,790)	(278,242)
Net deferred tax liabilities	$(35,595)	$(67,886)

A reconciliation of statutory and effective income tax rates is as shown below:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
State income taxes	0.7	0.6	(0.3)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.7)	0.5	8.1
Uncertain Tax Positions	(0.1)	(0.7)	2.3
Deemed Repatriation of foreign earnings	—	—	(3.9)
Other	(2.5)	(1.8)	(1.4)
Effective rate	13.4%	33.6%	39.8%

The amount of consolidated U.S. net operating losses (“NOLs”) available as of December 31, 2012 is approximately $446.9 million. This differs from the NOL reported in the Company's financial statements by $4.0 million which represents the unrealized tax benefits associated with equity compensation and uncertain tax position in accordance with FASB ASC 718, Stock Compensation and FASB ASC 740, Income Taxes. These NOLs will expire in the years 2024 through 2031. In addition, the Company has $14.9 million of non-expiring alternative minimum tax credits.
The Company has not recorded deferred income taxes on the remaining undistributed earnings of its foreign subsidiaries because of management’s intent to permanently reinvest such earnings. At December 31, 2012, the aggregate amount of undistributed earnings of the foreign subsidiaries was $72.7 million. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to U.S. income taxes and foreign withholding taxes. It is not practical, however, to estimate the amount of taxes that may be payable on the remittance of these earnings.
In accordance with FASB ASC 740, the Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The Company recorded interest and penalties of $0.2 million, $0.2 million and $0.4 million through the Income Tax Benefit line of the Consolidated Statement of Operations for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company, directly or through its subsidiaries, files income tax returns in the United States, and multiple state and foreign jurisdictions. The Company’s tax returns for 2006 through 2011 remain open for examination by the taxing authorities in the respective jurisdictions where those returns were filed. Although, the Company believes that its estimates are reasonable, the final outcome in the event that the Company is subjected to an audit could be different from that which is reflected in its historical income tax provision and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made. In addition, certain tax returns filed by TODCO and its subsidiaries are open for years prior to 2004, however, TODCO tax obligations from periods prior to its initial public offering in 2004 are indemnified by Transocean, the former owner of TODCO, under the tax sharing agreement, except for the Trinidad and Tobago jurisdiction. The Company’s Trinidadian and Tobago tax returns are open for examination for the years 2006 through 2011.
Effective April 27, 2011 the Company completed the Seahawk Transaction. The Company’s financial statements have been prepared assuming that this transaction should be characterized as a purchase of assets for income tax purposes. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. Subsequent to December 31, 2012, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G). Therefore, for tax purposes the Company will record a carryover basis in the Seahawk assets and other tax attributes. Because of the ownership change certain of these carryovers may be subject to specific, and in some cases an annual, limitation on their utilization. In these instances, the Company will recognize valuation allowances as appropriate. These carryover attributes include net operating losses of $187 million, tax credits of $17 million, and tax basis in assets of $70 million. Based on the Company's current tax position, these will produce additional deferred tax assets of approximately $35 million (gross additional deferred tax assets of $56 million offset by valuation allowances of $21 million). These tax attributes will be recorded in the Company's financial statements in the first quarter of 2013 based on the effective date of the equity distribution. There can be no assurance that these deferred tax assets will be realized.
The following table presents the reconciliation of the total amounts of unrecognized tax benefits that, if recognized, would impact the effective income tax rate:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$5,533	$4,109	13,529
Gross increases — tax positions in prior periods	—	1,424	—
Gross decreases — tax positions in prior periods	—	—	(1,499)
Settlements	—	—	(7,921)
Balance, end of period	$5,533	$5,533	$4,109

From time to time, the Company’s tax returns are subject to review and examination by various tax authorities within the jurisdictions in which the Company operates or has operated. The Company is currently contesting tax assessments in Venezuela, and may contest future assessments where the Company believes the assessments are meritless.
In January 2008, SENIAT, the national Venezuelan tax authority, commenced an audit for the 2003 calendar year, which was completed in the fourth quarter of 2008. The Company has not yet received any proposed adjustments from SENIAT for that year.
In March 2007, a subsidiary of the Company received an assessment from the Mexican tax authorities related to its operations for the 2004 tax year. This assessment contested the Company’s right to certain deductions and also claimed it did not remit withholding tax due on certain of these deductions. In 2008, the Mexican tax authorities commenced an audit for the 2005 tax year. During 2010, the Company effectively reached a compromise settlement of all issues for 2004 through 2007. The Company paid $11.6 million and reversed (i) previously provided reserves and (ii) an associated tax benefit in the year ended December 31, 2010 which totaled $5.8 million.